Stock Based Compensation (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense	$ 22	$ 11	$ 15
Authorized number of awards	100,000
Shares available for future grants	100,000
Lower Range
Exercise price of options outstanding and exercisable	$ 13.50
Number of Options exercisable	10,000
Upper Range
Exercise price of options outstanding and exercisable	$ 21.43
Number of Options exercisable	28,625
Stock Options
Stock-based compensation expense	0	0	5
Number of Options exercisable	38,625	40,725	46,656
Weighted average remaining contractual life of options outstanding and exercisable	2 years 3 months 25 days
Restricted stock
Stock-based compensation expense	11
Number of units issued	3,300
Value of units issued	$ 62